Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	141,604,079
Number of shares outstanding (in shares)	141,604,079
Stated capital	$ 3,533	$ 3,667
Series Q
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0	0
Series R
Disclosure of classes of share capital [line items]
Annual dividend rate	3.018%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	7,610,500
Number of shares outstanding (in shares)	7,610,500
Stated capital	$ 190	194
Recurring redemption date term	5 years
Series S
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	2,001,167
Number of shares outstanding (in shares)	2,001,167
Stated capital	$ 50	51
Series T
Disclosure of classes of share capital [line items]
Annual dividend rate	4.99%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	5,175,533
Number of shares outstanding (in shares)	5,175,533
Stated capital	$ 129	132
Recurring redemption date term	5 years
Series Y
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	5,958,652
Number of shares outstanding (in shares)	5,958,652
Stated capital	$ 149	161
Series Z
Disclosure of classes of share capital [line items]
Annual dividend rate	5.346%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	2,658,031
Number of shares outstanding (in shares)	2,658,031
Stated capital	$ 66	68
Recurring redemption date term	5 years
Series AA
Disclosure of classes of share capital [line items]
Annual dividend rate	4.94%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	11,171,231
Number of shares outstanding (in shares)	11,171,231
Stated capital	$ 285	293
Recurring redemption date term	5 years
Series AB
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	6,399,439
Number of shares outstanding (in shares)	6,399,439
Stated capital	$ 163	176
Series AC
Disclosure of classes of share capital [line items]
Annual dividend rate	5.08%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	6,312,874
Number of shares outstanding (in shares)	6,312,874
Stated capital	$ 161	165
Recurring redemption date term	5 years
Series AD
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	11,722,138
Number of shares outstanding (in shares)	11,722,138
Stated capital	$ 299	319
Series AE
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	5,827,613
Number of shares outstanding (in shares)	5,827,613
Stated capital	$ 146	151
Series AF
Disclosure of classes of share capital [line items]
Annual dividend rate	3.865%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,820,587
Number of shares outstanding (in shares)	8,820,587
Stated capital	$ 221	227
Recurring redemption date term	5 years
Series AG
Disclosure of classes of share capital [line items]
Annual dividend rate	3.37%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,316,930
Number of shares outstanding (in shares)	8,316,930
Stated capital	$ 208	211
Recurring redemption date term	5 years
Series AH
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	4,655,070
Number of shares outstanding (in shares)	4,655,070
Stated capital	$ 116	120
Series AI
Disclosure of classes of share capital [line items]
Annual dividend rate	3.39%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,972,840
Number of shares outstanding (in shares)	8,972,840
Stated capital	$ 224	231
Recurring redemption date term	5 years
Series AJ
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Number of shares issued (in shares)	3,827,260
Number of shares outstanding (in shares)	3,827,260
Stated capital	$ 96	103
Series AK
Disclosure of classes of share capital [line items]
Annual dividend rate	3.306%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	21,391,312
Number of shares outstanding (in shares)	21,391,312
Stated capital	$ 535	558
Recurring redemption date term	5 years
Series AL
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,724,288
Number of shares outstanding (in shares)	1,724,288
Stated capital	$ 43	44
Recurring redemption date term	5 years
Series AL | December 31, 2026
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Series AM
Disclosure of classes of share capital [line items]
Annual dividend rate	2.939%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	9,951,978
Number of shares outstanding (in shares)	9,951,978
Stated capital	$ 228	233
Recurring redemption date term	5 years
Series AN
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1,004,422
Number of shares outstanding (in shares)	1,004,422
Stated capital	$ 23	24
Recurring redemption date term	5 years
Series AN | March 31, 2026
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50
Series AO
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0	0
Series AP
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0	0
Series AQ
Disclosure of classes of share capital [line items]
Annual dividend rate	6.538%
Redemption price (in cad per share)	$ 25.00
Number of shares issued (in shares)	8,102,214
Number of shares outstanding (in shares)	8,102,214
Stated capital	$ 201	206
Recurring redemption date term	5 years
Series AR
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	0
Number of shares outstanding (in shares)	0
Stated capital	$ 0	$ 0
Series AR | September 30, 2028 And Every Five Years Thereafter
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.00
Series AR | After September 30, 2028 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
Redemption price (in cad per share)	$ 25.50